Accounts Payable, Accrued Expenses and Other (Detail) (Truck, Parts and Other, USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Truck, Parts and Other
Other Liabilities [Line Items]
Accounts payable	$ 838.0	$ 1,098.9
Product support reserves	360.3	310.4
Accrued expenses	261.7	209.9
Accrued capital expenditures	241.1	245.5
Salaries and wages	210.3	197.4
Other	256.9	315.3
Accounts payable, accrued expenses and other	$ 2,168.3	$ 2,377.4